OTHER COSTS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER COSTS
Schedule of other costs

Figures in million - SA rand	2020	2019	2018
Care and maintenance	(814.4)	(765.9)	(576.5)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	-	(88.9)	66.6
Loss due to dilution of interest in joint operation	(30.2)	-	-
Non-recurring COVID-19 costs	(97.0)	-	-
Corporate and social investment costs	(257.8)	(149.9)	(70.1)
Cost incurred on employee and community trusts	(507.8)	(50.3)	-
Exploration costs	(33.0)	(10.7)	-
Non-mining royalties	(193.4)	(87.5)	(104.7)
Strike related costs	(0.6)	(402.3)	(31.7)
Service entity costs	(501.1)	(403.7)	(193.6)
Other	(291.6)	(351.2)	(105.4)
Total other costs	(2,726.9)	(2,310.4)	(1,015.4)

Schedule of other income
Figures in million - SA rand	2020	2019	2018
Income on settlement of legal dispute[1]	580.0	-	-
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	464.1	-	-
Service entity income	382.9	263.8	296.5
Sundry income	230.4	220.4	13.7
Total other income	1,657.4	484.2	310.2
[1]	The income of R580.0 million relates to the settlement of a legal dispute concerning a historical transaction